Federal Home Loan Bank Advances and Short-Term Borrowings (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances and Short Term Borrowings (Textual) [Abstract]
Letters of credit	$ 25,450
Letter of credit in lieu of pledging securities	25,150	25,150
Federal Home Loan Bank Advances and Short Term Borrowings (Additional Textual) [Abstract]
Short-term borrowings	41,508	54,533
Amount of eligible collateral provided for incremental borrowing	296,413	106,606
Contractual outstanding balance of FHLB advance	1,460	206,500
Advances outstanding	1,460	221,018
Loss (gains) on extinguishment of debt	$ 3,267	$ (416)